Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2020 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.0%)
Argentina (0.5%)
Corporate Bonds (0.5%)
Banco Hipotecario SA,
BADLAR + 4.00%, 38.31%, 11/7/22 (a)(b)	ARS	25,000	$375
Tarjeta Naranja SA,
BADLAR + 3.50%, 42.08%, 4/11/22 (a)(b)		$5,150	1,024
YPF SA,
BADLAR + 4.00%, 44.44%, 7/7/20 (a)(b)		9,137	2,064
			3,463
Brazil (9.8%)
Sovereign (9.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 – 1/1/27	BRL	234,202	63,643

Chile (2.2%)
Sovereign (2.2%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	5,510,000	7,501
5.00%, 3/1/35		4,770,000	6,962
			14,463
Colombia (5.4%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,672

Sovereign (5.1%)
Colombia Government International Bond,
9.85%, 6/28/27	COP	1,466,000	544
Colombian TES,
Series B
6.00%, 4/28/28		15,850,000	4,744
6.25%, 11/26/25		7,800,000	2,376
7.75%, 9/18/30		9,477,000	3,170
10.00%, 7/24/24		44,128,500	15,426
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)		21,492,000	6,703
			32,963
			34,635
Czech Republic (0.5%)
Sovereign (0.5%)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	62,000	3,041

Dominican Republic (0.7%)
Sovereign (0.7%)
Dominican Republic International Bond,
8.90%, 2/15/23 (b)	DOP	22,000	413
9.75%, 6/5/26 (b)		224,000	4,287
			4,700

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2020 (unaudited)(cont’d)

Egypt (1.8%)
Sovereign (1.8%)
Egypt Government Bond,
15.90%, 7/2/24	EGP	176,180	12,006

Georgia (0.8%)
Corporate Bond (0.8%)
Bank of Georgia JSC,
11.00%, 6/1/20 (b)	GEL	14,300	4,971

Hungary (2.9%)
Sovereign (2.9%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	3,805,570	13,749
5.50%, 6/24/25		1,246,570	5,028
			18,777
India (3.3%)
Sovereign (3.3%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	21,769

Indonesia (9.6%)
Sovereign (9.6%)
Indonesia Treasury Bond,
7.00%, 9/15/30	IDR	97,000,000	7,310
8.13%, 5/15/24		208,303,000	16,520
8.38%, 3/15/34 – 4/15/39		100,158,000	8,062
8.75%, 5/15/31		196,378,000	16,372
9.00%, 3/15/29		172,725,000	14,455
			62,719
Malaysia (5.5%)
Sovereign (5.5%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	27,854	7,123
4.18%, 7/15/24		90,548	23,167
4.23%, 6/30/31		19,500	5,188
			35,478
Mexico (12.4%)
Sovereign (12.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	653,920	36,397
7.75%, 5/29/31		77,006	4,413
10.00%, 12/5/24		51,672	3,125
Petroleos Mexicanos, (Units)
7.65%, 11/24/21 (b)(c)		704,300	36,826
			80,761

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2020 (unaudited)(cont’d)

Peru(3.1%)
Sovereign(3.1%)
Peru Government Bond,
5.35%, 8/12/40(b)	PEN	3,145	973
5.40%, 8/12/34(b)		1,322	421
6.15%, 8/12/32(b)		7,260	2,492
6.35%,8/12/28		40,000	13,909
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (b)(c)		2,251	750
6.35%, 8/12/28 (c)		4,200	1,460
			20,005
Poland(9.5%)
Sovereign(9.5%)
Poland Government Bond,
5.25%,10/25/20	PLN	26,398	7,015
Republic of Poland Government Bond,
2.50%,7/25/27		14,600	3,870
3.25%,7/25/25		38,600	10,654
5.75%,9/23/22		141,500	40,400
			61,939
Romania(1.2%)
Sovereign(1.2%)
Romania Government Bond,
4.75%,2/24/25	RON	24,920	6,020
5.80%,7/26/27		6,090	1,569
			7,589
Russia(6.8%)
Sovereign(6.8%)
Russian Federal Bond - OFZ,
6.90%,5/23/29	RUB	1,107,800	18,318
7.00%,8/16/23		286,387	4,676
7.10%,10/16/24		271,000	4,460
8.15%,2/3/27		961,800	16,869
			44,323
South Africa(6.7%)
Sovereign(6.7%)
Republic of South Africa Government Bond,
8.25%,3/31/32	ZAR	37,243	2,282
8.75%,1/31/44		284,460	16,650
9.00%,1/31/40		29,300	1,786
South Africa Government Bond,
6.75%,3/31/21		27,740	1,854
7.75%,2/28/23		54,000	3,704
8.00%,1/31/30		275,920	17,226
			43,502
Thailand(6.1%)
Sovereign(6.1%)
Thailand Government Bond,
2.13%,12/17/26	THB	63,000	2,145
3.63%,6/16/23		579,000	20,116
3.85%,12/12/25		477,460	17,622
			39,883

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2020 (unaudited)(cont’d)

Turkey (3.0%)
Sovereign (3.0%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	19,550	3,028
8.00%, 3/12/25		24,250	3,772
9.20%, 9/22/21		22,000	3,643
11.00%, 2/24/27		51,686	9,172
			19,615
Uruguay (1.2%)
Sovereign (1.2%)
Uruguay Government International Bond,
8.50%, 3/15/28 (b)	UYU	69,890	1,657
9.88%, 6/20/22 (b)		213,800	5,685
9.88%, 6/20/22		17,260	459
			7,801
Total Fixed Income Securities (Cost $671,674)			605,083
Short-Term Investments (7.0%)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill,
1.50%, 2/27/20 (Cost $8,547) (d)		$8,556	8,547

Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $17,259)	17,259,357	17,259

	Face Amount (000)
Egypt (2.1%)
Sovereign (2.1%)
Egypt Treasury Bills,
15.60%, 3/10/20	EGP	169,225	10,549
15.95%, 3/10/20		49,750	3,100
			13,649
Nigeria (0.9%)
Sovereign (0.9%)
Nigeria Treasury Bills,
17.95%, 2/27/20	NGN	476,173	1,295
18.30%, 2/27/20		577,179	1,570
19.10%, 2/27/20		1,068,648	2,905
			5,770
Total Sovereign (Cost $19,018)			19,419
Total Short-Term Investments (Cost $44,824)			45,225
Total Investments (100.0%) (Cost $716,498) (f)(g)(h)			650,308
Liabilities in Excess of Other Assets			(148,505)
Net Assets			$501,803

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Floating or variable rate securities: The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at January 31, 2020.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2020, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2020, the Fund did not engage in any cross-trade transactions.
(h)	At January 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,982,000 and the aggregate gross unrealized depreciation is approximately $84,201,000, resulting in net unrealized depreciation of approximately $66,219,000.
BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at January 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	BRL	32,858		$7,777	2/4/20	$105
State Street Bank and Trust Co.		$3,537	BRL	15,000	2/4/20	(34)
State Street Bank and Trust Co.		$4,244	BRL	17,858	2/4/20	(74)
Barclays Bank PLC	MXN	436,300		$22,579	3/18/20	(367)
BNP Paribas SA	COP	3,000,000		$913	3/18/20	38
BNP Paribas SA	INR	1,600,000		$22,382	3/18/20	61
Citibank NA	HUF	300,000		$1,015	3/18/20	27
Citibank NA	HUF	464,500		$1,585	3/18/20	56
Citibank NA	PLN	68,000		$17,665	3/18/20	110
Citibank NA		$12,225	CZK	279,550	3/18/20	66
Citibank NA		$1,779	PLN	6,800	3/18/20	(24)
Citibank NA		$5,804	RON	25,000	3/18/20	(9)
Goldman Sachs International	COP	14,000,000		$4,106	3/18/20	23
HSBC Bank PLC		$1,260	THB	38,000	3/18/20	(39)
JPMorgan Chase Bank NA	CZK	57,700		$2,550	3/18/20	13
JPMorgan Chase Bank NA	RUB	40,000		$629	3/18/20	7
State Street Bank and Trust Co.	MYR	17,000		$4,081	3/18/20	(62)
State Street Bank and Trust Co.	BRL	17,858		$4,232	4/2/20	74
						$(29)

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2020 (unaudited)

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	91.5%
Short-Term Investments	7.0
Other*	1.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $29,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ January 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,106	$—	$10,106
Sovereign	—	594,977	—	594,977

Total Fixed Income Securities	—	605,083	—	605,083

Short-Term Investments
Investment Company	17,259	—	—	17,259
Sovereign	—	19,419	—	19,419
U.S. Treasury Security	—	8,547	—	8,547
Total Short-Term Investments	17,259	27,966	—	45,225
Foreign Currency Forward Exchange Contracts	—	580	—	580
Total Assets	17,259	633,629	—	650,888
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(609)	—	(609)
Total	$17,259	$633,020	$—	$650,279

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.